CONVERTIBLE NOTES (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [Table Text Block]

Convertible Note balance August 31, 2020	$17,212
Interest payment	(1,374)
Accretion and interest incurred during the year	2,930
Gain on embedded derivatives during the year ended August 31, 2021	(52)
Convertible Note balance August 31, 2021	$18,716
Accretion and interest incurred during the year	1,275
Interest paid during the year	(826)
Legal fees relating to the Convertible Notes incurred during year	(68)
Principal repaid in shares ($19.99 million principal)	(18,941)
Gain on embedded derivatives during the year ended August 31, 2022	(12)
Gain on repayment of the Convertible Notes	(144)
Convertible Note balance August 31, 2022	$-